RULE 1 FUND

Schedule of Investments

March 31, 2025 (unaudited)

55.57% COMMON STOCK

27.01% COMMUNICATION SERVICES Alphabet, Inc. Class A

Netflix, Inc.(A)

1.63% CONSUMER DISCRETIONARY

Lululemon Athletica Inc(A)

Ulta Beauty, Inc.(A)

8.49% CONSUMER STAPLES

Sprouts Farmers Market, Inc.(A)

5.94% ENERGY

Occidental Petroleum Corp.

3.12% FINANCIALS

Federal Home Loan Mortgage Corp(A)

Federal National Mortgage Association(A)

PayPal Holdings, Inc.(A)

4.25% INFORMATION TECHNOLOGY

Applied Materials, Inc.

ASML HOLDING NV-NY REG SHS

Lam Research Corp.

5.13% REAL ESTATE

Howard Hughes Holdings, Inc.(A)

55.57% TOTAL COMMON STOCK

Shares	Value
61,000	$9,433,040
52,600	49,051,078
58,484,118
6,500	1,839,890
4,600	1,686,084
3,525,974
120,500	18,393,120
260,500	12,858,280
400,000	2,140,000
400,000	2,528,000
32,000	2,088,000
6,756,000
15,000	2,176,800
7,100	4,704,673
32,000	2,326,400
9,207,873
150,000	11,112,000
120,337,365
	RULE 1 FUND
	Schedule of Investments
	March 31, 2025 (unaudited)
8.11%	OPTIONS PURCHASED
		Number of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
7.21%	CALL
	Alphabet, Inc. Class A	840	12,989,760	50	12/19/2025	8,918,280
	ASML Holding NV	115	7,620,245	340	01/15/2027	4,069,850
	Lam Research Corp.	650	4,725,500	35	01/15/2027	2,633,800
						15,621,930
0.90%	PUT
	Invesco QQQ Trust Series	1,000	46,892,000	349.78	06/18/2026	891,000
	Invesco QQQ Trust Series	2,248	105,413,216	279.78	06/20/2025	78,680
	Lululemon Athletica, Inc.	100	2,830,600	200	06/20/2025	17,300
	S&P 500 Index	125	70,148,125	4,000.00	06/18/2026	810,625
	S&P 500 Index	284	159,376,540	3,350.00	06/20/2025	143,420
						1,941,025
8.11%	TOTAL OPTIONS PURCHASED					17,562,955
39.08%	MONEY MARKET FUND
	Federated Government Obligations Fund 4.210%(B)			84,732,765		84,625,369
102.76%	TOTAL INVESTMENTS					222,525,689
(2.76%)	Liabilities in excess of other assets					(5,975,408)
100.00%	NET ASSETS					$216,550,281

(A)Non-income producing

(B)Effective 7 day yield as of March 31,2025

RULE 1 FUND

Schedule of Options Written

March 31, 2025 (unaudited)

(3.45%) OPTIONS WRITTEN
	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
(2.37%) CALL
ASML Holding NV	71	(4,704,673)	1,000.00	12/18/2026 $	(346,125)
Netflix, Inc.	156	(14,547,468)	640.00	06/20/2025	(4,735,068)
Occidental Petroleum Corp.	500	(2,468,000)	53.00	05/02/2025	(25,000)
PayPal Holdings, Inc.	320	(2,088,000)	75.00	05/02/2025	(21,440)
Ulta Beauty, Inc.	46	(1,686,084)	380.00	04/04/2025	(13,478)
					(5,141,111)
(1.08%) PUT
Alphabet, Inc. Class A	100	(1,546,400)	150	04/04/2025	(10,700)
ASML Holding NV	35	(2,319,205)	655	04/25/2025	(100,625)
ASML Holding NV	85	(5,632,355)	650	12/18/2026	(877,625)
Lam Research Corp.	1,300	(9,451,000)	65	03/20/2026	(978,900)
Lowe's Companies, Inc.	100	(2,332,300)	230	04/25/2025	(54,300)
Lululemon Athletica, Inc.	75	(2,122,950)	285	04/04/2025	(54,525)
Lululemon Athletica, Inc.	100	(2,830,600)	210	06/20/2025	(26,200)
NIKE, Inc.	450	(2,856,600)	60	07/18/2025	(126,000)
Pool Corp.	46	(1,464,410)	310	05/16/2025	(50,830)
Ulta Beauty, Inc.	48	(1,759,392)	310	04/11/2025	(2,736)
Ulta Beauty, Inc.	60	(2,199,240)	300	09/19/2025	(63,600)
					(2,346,041)
(3.45%) TOTAL OPTIONS WRITTEN					(7,487,152)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of March 31, 2025:
	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$120,337,365			120,337,365
OPTIONS PURCHASED		17,562,955	17,562,955
MONEY MARKET FUND	$84,625,369		$84,625,369
TOTAL INVESTMENTS	$204,962,734	17,562,955	$222,525,689
OPTIONS WRITTEN		(7,487,152)	(7,487,152)
TOTAL SHORT INVESTMENTS	-	(7,487,152)	$(7,487,152)
The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $179,405,752, and the related net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation	$52,205,605
		Gross unrealized depreciation	(16,572,820)
		Net unrealized appreciation	$35,632,785